TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss before taxes on income	$ (3,946)	$ (13,034)	$ (6,419)
Statutory federal income tax rate	21.00%	21.00%	21.00%
Tax (tax benefit) computed at the statutory tax rate	$ (829)	$ (2,737)	$ (1,348)
Unrecognized temporary differences	(47)	140	(295)
Increase in unrecognized tax losses in the year	1,070	2,889	1,485
Tax adjustment in respect of different tax rates	44	21	21
Taxes in respect of previous years	5		137
Non-deductible expenses and other differences	8	2	43
Income tax expense	$ 251	$ 315	$ 43